Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Warrants [Abstract]
Stock Warrants [Text Block]
12.  Stock Warrants

From 2008 through 2014, the Company issued warrants to purchase shares of common stock. The warrants are exercisable for five years from date of issuance and are exercisable at exercise prices that range from $0.50 to $2.25 per share.

During 2013, the Company issued warrants mostly in connection with common stock issuances. The warrants are exercisable one or five years from date of issuance. The exercise price is $0.50 to $1.10 per share. The warrant allows the holder to purchase shares of common stock, and contains anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. The anti-dilutive provisions have an expiration term of either one or five years from date of issuance. The anti-dilutive provision on 7,592,400 warrants expired on December 31, 2013.

As of September 30, 2014, warrants to purchase 57,805,937 shares of common stock were outstanding and exercisable. The Company recognized a total of $159,118 in interest expense and $49,921 in consulting services during the nine months ended September 30, 2014 and $537,137 in placement agent services as of December 31, 2013 as a result of issuing an aggregate of 3,720,323 warrants earned in 2014.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	52,705,614	$1.30	2.58
Granted	5,322,823	$0.79	3.87
Exercised	(22,500)	-
Cancelled or expired	(200,000)	$2.00
Outstanding at September 30, 2014	57,805,937	$1.25	2.51

The following table summarizes information about stock warrants at September 30, 2014:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.50	15,524,642
$0.75	11,065,144
$0.80	1,415,000
$1.10	18,886,850
$1.12	263,750
$2.00	9,255,842
$2.20	98,320
$2.25	1,296,389
$0.50 - $2.25	57,805,937	2.51	$1.25

10. Stock Warrants

From 2008 through 2012, the Company issued warrants mostly in connection with common stock issuances. The warrants are exercisable for one or five years from date of issuance. The warrant allows the holder to purchase shares of common stock. The exercise price is $0.50 to $2.25 per share.

During 2013, the Company issued warrants mostly in connection with common stock issuances. The warrants are exercisable one or five years from date of issuance. The warrant allows the holder to purchase shares of common stock, and contains anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. The anti-dilutive provisions have an expiration term of either December 31, 2013 or one or five years from date of issuance. 7,592,400 warrants contained anti-dilutive provisions that expired on December 31, 2013. The exercise price is $0.50 to $1.10 per share.

In November 2009, the Company issued stock warrants to four board members in exchange for personal guarantees on a bank line of credit (See Note 3, Bank Line of Credit). The warrants are exercisable for five years from date of issuance. The warrant allows the four holders to purchase an additional 375,000 shares of common stock. The exercise price is $2.00 per share.

In March 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 6, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder to purchase 72,500 shares of common stock. The exercise price is $2.25 per share.

In April 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 6, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder to purchase 88,889 shares of common stock. The exercise price is $2.25 per share.
In March and April 2013, the Company issued stock warrants to a placement agent as commission in connection with the sale of common stock pursuant to two private placement offerings. The warrants are exercisable for five years from date of issuance, and contain anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. The warrant allows the holder to purchase 387,720 shares of common stock. The exercise price is $1.10 to $2.20 per share.

In March 2013, the Company issued stock warrants in connection with the Reimbursement Agreement with Steve Antoline, a director of the Company (see Note 5, Obligation Related to the Letter of Credit.) The warrants are exercisable for five years from date of issuance. The warrant allows the holder to purchase 1,100,000 shares of common stock. The exercise price is $1.10 per share. The fair value of these warrants was estimated to be $138,763, which was recorded as a discount to the $600,000, and has been accreted based on the repayment of the obligation. Accretion expense of $83,559 was recognized in 2013.

In August 2013, the Company also issued stock warrants in connection with the Note and Warrant Purchase Agreement with Summit Resources, Inc., which is an affiliate of Steve Antoline (see Note 4, Loans Payable to Stockholders.) The warrants are exercisable for five years from date of issuance. The warrant allows the holder to purchase 1,000,000 shares of common stock. The exercise price is $1.10 per share. The fair value of these warrants was estimated to be $134,117, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. No accretion expense was recognized in 2013.

In July, September, and October 2013, the Company issued stock warrants in connection with Bridge Notes. The warrants are exercisable for five years from date of issuance. The warrants allow the holders to purchase 1,495,875 shares of common stock. The exercise price is $1.10 per share.

In July 2013, the Company issued stock warrants in connection with the conversion of related party debt. The warrants are exercisable for five years from date of issuance, and contain anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. These anti-dilutive provisions expired on December 31, 2013. The warrants allow the holders to purchase 4,997,400 shares of common stock. The exercise price is $1.10 per share. As a result of the issuance of these warrants, the Company estimated the fair value of the warrants and recognized $724,623 of debt conversion expense. (See Note 4, Related Party Debt)

As of December 31, 2013, warrants to purchase 52,705,614 shares of common stock were outstanding and exercisable. The Company recognized a total of $284,187 in interest expense and $1,230,012 in placement agent services as a result of granting and accruing for 12,283,818 warrants earned during 2013.